UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03310

Name of Fund: Retirement Reserves Money Fund of Retirement Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Retirement Reserves Money Fund of Retirement Series Trust,     55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2013

Date of reporting period: 01/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	Retirement Reserves Money Fund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro – 3.8%
Mitsubishi UFJ Trust and Banking Corp., United Kingdom Branch,
0.29%, 4/15/13	$10,000	$9,994,146
National Australia Bank Ltd., London(a):
0.44%, 4/10/13	20,000	20,000,000
0.31%, 10/21/13	16,000	16,000,000
Sumitomo Trust & Banking Co. Ltd., London,
0.35%, 2/28/13	24,000	24,000,000

		69,994,146

Yankee(b) – 36.2%
Australia & New Zealand Banking Group Ltd., NY,
0.28%, 4/30/13(a)	13,500	13,502,700
Bank of Montreal, Chicago(a):
0.43%, 7/17/13	16,000	16,000,000
0.36%, 1/10/14	10,000	10,000,000
Bank of Nova Scotia, Houston:
0.30%, 2/11/13	24,000	24,000,000
0.26%, 2/15/13	15,000	15,000,000
0.36%, 1/02/14(a)	25,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.34%, 4/22/13	20,000	20,000,000
0.25%, 5/30/13	10,000	10,000,000
BNP Paribas, NY, 0.32%, 3/11/13	19,000	19,000,000
Canadian Imperial Bank of Commerce, NY(a):
0.32%, 7/01/13	33,095	33,095,000
0.34%, 9/25/13	19,000	19,000,000
0.32%, 1/08/14	12,000	12,000,000
0.31%, 2/04/14	15,000	15,000,000
Credit Suisse, NY:
0.32%, 2/04/13	22,000	22,000,000
0.28%, 6/06/13	19,000	19,000,000
Deutsche Bank AG, NY,
0.30%, 5/28/13	22,000	22,000,000
DNB Bank ASA, NY,
0.28%, 7/19/13	6,000	6,000,000
Mitsubishi Trust & Bank Co.,
0.33%, 5/15/13(a)	20,000	20,000,000
Mizuho Corporate Bank Ltd., NY,
0.27%, 4/03/13	25,000	25,000,000
Nordea Bank Finland Plc, NY:
0.26%, 6/03/13	10,000	10,000,170
0.28%, 7/17/13	5,345	5,344,877
Rabobank Nederland NV, NY:
0.41%, 3/13/13	15,000	15,000,000
0.48%, 4/24/13	18,800	18,800,000
0.42%, 10/29/13(a)	20,000	20,000,000
0.40%, 1/08/14	16,000	16,000,000
Skandinaviska Enskilda Banken, NY:
0.31%, 3/28/13	20,000	20,000,000
0.30%, 4/08/13	7,650	7,650,000
Societe Generale, NY:
0.41%, 3/04/13	31,500	31,500,000
0.31%, 5/02/13	15,000	15,000,000
Sumitomo Mitsui Banking Corp., NY,
0.32%, 2/01/13	20,000	20,000,000
Sumitomo Trust & Banking Co. Ltd, NY,
0.29%, 4/22/13	71,000	71,000,000
Svenska Handelsbanken AB, NY,
0.25%, 6/10/13	10,000	10,000,361
Toronto - Dominion Bank, NY:
0.32%, 3/18/13	12,000	12,000,000
0.29%, 5/28/13(a)	20,000	20,000,000
Westpac Banking Corp., NY,
0.30%, 10/08/13(a)	20,000	20,000,000

		657,893,108

Total Certificates of Deposit – 40.0%		727,887,254

Commercial Paper(c)
Atlantis One Funding Corp.,
0.47%, 3/07/13	25,000	24,988,576
Barclays US Funding Corp.,
0.25%, 2/01/13	28,000	27,999,806
Barton Capital LLC,
0.42%, 2/04/13	10,000	9,999,533
BNP Paribas Finance, Inc.,
0.33%, 5/06/13	8,000	7,993,033
CAFCO LLC:
0.33%, 2/07/13	15,000	14,999,038
0.32%, 2/13/13	75,000	74,991,333
Cancara Asset Securitization LLC,
0.24%, 4/22/13	18,000	17,990,280
Charta LLC,
0.32%, 2/19/13	7,500	7,498,733
Ciesco LLC,
0.30%, 2/21/13	30,000	29,994,750
Collateralized CP Co. LLC,
0.31%, 5/15/13	20,000	19,982,089
CRC Funding LLC:
0.35%, 2/01/13	11,000	10,999,893
0.34%, 2/14/13	11,500	11,498,479
DNB Bank ASA,
0.27%, 7/30/13	15,000	14,979,750
Erste Abwicklungsanstalt:
0.56%, 3/06/13	24,000	23,987,307
0.32%, 7/15/13	6,500	6,490,467
0.35%, 8/13/13	7,000	6,986,797
ING (US) Funding LLC,
0.29%, 5/13/13	20,000	19,983,850
Lloyds TSB Bank Plc.,
0.24%, 4/24/13	17,000	16,990,789
Matchpoint Master Trust:
0.30%, 2/19/13	20,000	19,996,833
0.30%, 2/21/13	15,800	15,797,235
Mont Blanc Capital Corp.,
0.35%, 3/04/13	11,000	10,996,578
Natixis U.S. Finance Co. LLC:
0.17%, 2/05/13	15,000	14,999,646
0.17%, 2/07/13	8,000	7,999,736
Nordea North America, Inc.:
0.30%, 5/16/13	17,000	16,985,125
0.28%, 7/15/13	5,345	5,338,141

RETIREMENT RESERVES MONEY FUND	JANUARY 31, 2013	1

Schedule of Investments (continued)	Retirement Reserves Money Fund
(Percentages shown are based on Net Assets)

Commercial Paper(c)	Par (000)	Value
Nordea North America, Inc. (concluded):
0.28%, 7/16/13	$5,345	$5,338,099
Rabobank USA Financial Corp.,
0.49%, 2/01/13	10,000	9,999,865
Societe Generale North America, Inc.,
0.40%, 3/05/13	14,000	13,994,867

Total Commercial Paper – 25.8%		469,800,628

Corporate Notes
JPMorgan Chase Bank NA,
0.37%, 5/17/13(a)	33,530	33,530,000

Total Corporate Notes – 1.9%		33,530,000

Municipal Bonds(d)
California HFA, RB, VRDN, AMT:
Series A (Fannie Mae LOC, Freddie Mac LOC), 0.10%, 2/07/13	6,800	6,800,000
Series B (Fannie Mae LOC, Freddie Mac LOC), 0.09%, 2/07/13	11,290	11,290,000
Series F, 0.08%, 2/07/13	14,900	14,900,000
California Pollution Control Financing Authority, Refunding RB, VRDN, Pacific Gas & Electric Co., Series E (JPMorgan Chase Bank LOC), 0.08%, 2/01/13	8,000	8,000,000
Eclipse Funding Trust, Refunding RB, VRDN, Series 2007-0005, Solar Eclipse (US Bank NA Liquidity Facility, US Bank NA LOC), 0.10%, 2/07/13	6,305	6,305,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.10%, 2/07/13	5,400	5,400,000
Jackson County West Virginia, RB, VRDN, Armstrong World Industries, Inc. Project (Bank of Nova Scotia LOC), 0.11%, 2/07/13	17,500	17,500,000
Los Angeles Community Redevelopment Agency California, RB, VRDN, Hollywood & Vine Apartments, Series A, AMT (Fannie Mae Liquidity Facility), 0.09%, 2/07/13	9,000	9,000,000
Missouri State Health & Educational Facilities Authority, Refunding RB, VRDN, Lutheran Senior Services (US Banking NA LOC), 0.08%, 2/07/13	10,500	10,500,000
New Jersey Transportation Trust Fund Authority, RB, VRDN, Transportation System, Series C (JPMorgan Chase Bank LOC), 0.08%, 2/07/13	8,000	8,000,000
New York City Housing Development Corp., HRB, VRDN, Series A, 155 West 21st Street Development, Series A, AMT (Fannie Mae Liquidity Facility), 0.10%, 2/07/13	16,400	16,400,000
New York City Industrial Development Agency, RB, VRDN, USA Waste Services, New York City Project, AMT (JPMorgan Chase Bank LOC), 0.13%, 2/07/13	9,000	9,000,000
New York State HFA, Refunding RB, VRDN, Series L (Bank of America NA LOC), 0.12%, 2/07/13	9,800	9,800,000
New York State HFA, HRB, VRDN:
125 West 31st Street Housing, AMT (Fannie Mae Liquidity Facility), 0.10%, 2/07/13	12,000	12,000,000
2180 Broadway Housing, Series A (Wells Fargo Bank NA LOC), 0.09%, 2/07/13	27,000	27,000,000
316 11th Avenue Housing, Series A, AMT (Fannie Mae Liquidity Facility), 0.10%, 2/07/13	20,000	20,000,000
East 39th Street Housing, AMT (Fannie Mae Liquidity Facility), 0.10%, 2/07/13	15,000	15,000,000

Total Municipal Bonds – 11.4%		206,895,000

US Government Sponsored Agency Obligations(a)
Freddie Mac Variable Rate Notes:
0.35%, 9/03/13	50,000	49,994,057
0.15%, 9/13/13	60,900	60,877,244

Total US Government Sponsored Agency Obligations – 6.1%		110,871,301

US Treasury Obligations
US Treasury Notes:
0.63%, 4/30/13	74,000	74,075,311
0.50% - 3.50%, 5/31/13	58,500	58,764,301
0.38% - 3.38%, 6/30/13	29,000	29,305,429
0.13%, 8/31/13	30,000	29,987,010

2	RETIREMENT RESERVES MONEY FUND	JANUARY 31, 2013

Schedule of Investments (continued)	Retirement Reserves Money Fund
(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Notes (concluded):
2.00%, 11/30/13	$20,500	$20,808,308

Total US Treasury Obligations – 11.7%		212,940,359

Repurchase Agreements
Deutsche Bank Securities, Inc., 0.16%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $18,959,084 collateralized by a US Government Sponsored Agency Obligation, 1.57% due 1/08/20, par and fair values of $19,621,000 and $19,338,518, respectively)	18,959	18,959,000
Goldman Sachs & Co., 0.15%, 2/01/13 (Purchased on 1/25/13 to be repurchased at $26,000,758, collateralized by various US Government Sponsored Agency Obligations, 2.50% - 7.00% due 12/15/27 - 12/20/42, par and fair values of $42,683,708 and $26,520,000, respectively)	26,000	26,000,000
Mizuho Securities, 0.76%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $18,500,391 collateralized by various Corporate/Debt Obligations, US Government Sponsored Agency and US Treasury Obligations, 0.75% - 6.61% due 9/15/13 - 6/20/41, par and fair values of $207,407,944 and $19,872,261, respectively)	18,500	18,500,000
Morgan Stanley & Co., Inc., 0.17%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $35,000,165 collateralized by a US Government Sponsored Agency Obligation, 2.50% due 10/01/27, par and fair values of $35,586,662 and $36,050,001, respectively)	35,000	35,000,000

Total Repurchase Agreements – 5.4%		98,459,000

Total Investments (Cost – $1,860,383,542*) – 102.3%		1,860,383,542
Liabilities in Excess of Other Assets – (2.3)%		(41,748,745)

Net Assets – 100.0%		$1,818,634,797

*	Cost for federal income tax purposes.

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of foreign domiciled bank.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AMT	Alternative Minimum Tax (subject to)
	Fannie Mae	Federal National Mortgage Association
	Freddie Mac	Federal Home Loan Mortgage Corporation
	HFA	Housing Finance Agency
	HRB	Housing Revenue Bonds
	LOC	Letter of Credit
	RB	Revenue Bonds
	VRDN	Variable Rate Demand Notes

RETIREMENT RESERVES MONEY FUND	JANUARY 31, 2013	3

Schedule of Investments (concluded)	Retirement Reserves Money Fund

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$1,860,383,542	–	$1,860,383,542

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, cash of $310,486 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

4	RETIREMENT RESERVES MONEY FUND	JANUARY 31, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Retirement Reserves Money Fund of Retirement Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Retirement Reserves Money Fund of Retirement Series Trust

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Retirement Reserves Money Fund of Retirement Series Trust

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of Retirement Reserves Money Fund of Retirement Series Trust

Date: March 26, 2013